Dividends - Schedule of dividends to shareholders (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.5160	£ 0.4937	£ 0.4900
Cash dividend	£ 1,607	£ 922	£ 1,413
Scrip dividend	£ 277	£ 844	£ 303
Interim dividend in respect of the current year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.1784	£ 0.1721	£ 0.1700
Cash dividend	£ 488	£ 339	£ 348
Scrip dividend	£ 163	£ 282	£ 249
Final dividend in respect of the prior year
Summary Of Dividends [Line Items]
Cash dividends paid (GBP per share)	£ 0.3376	£ 0.3216	£ 0.3200
Cash dividend	£ 1,119	£ 583	£ 1,065
Scrip dividend	£ 114	£ 562	£ 54